Share Based Payments (Tables)	12 Months Ended
Apr. 30, 2011
Share Based Payments (Tables) [Abstract]
Summary of the Company's stock option activity and related information
Stock Options: The following table is a summary of the Company’s stock option activity and related information.

		Weighted-Average
	Options	Exercise Price

Outstanding at May 1, 2010	711,987	$41.06
Exercised	(515,062)	41.01

Outstanding and exercisable at April 30, 2011	196,925	$41.18

At April 30, 2011, the weighted-average remaining contractual term for stock options outstanding and exercisable was approximately 2.6 years and the aggregate intrinsic value of these stock options was approximately $6,673.
The total intrinsic value of options exercised during 2011, 2010, and 2009 was approximately $13,355, $5,876, and $2,871, respectively.

Summary of the Company's Restricted shares, Deferred shares, Deferred stock units, and Performance units
Other Equity Awards: The following table is a summary of the Company’s restricted shares, deferred shares, deferred stock units, and performance units.

	Restricted/
	Deferred	Weighted-
	Shares and	Average		Weighted-
	Deferred	Grant Date	Performance	Average
	Stock Units	Fair Value	Units	Fair Value

Outstanding at May 1, 2010	1,078,722	$44.74	190,010	$57.37
Granted	303,863	58.32	125,360	77.53
Converted	190,010	57.37	(190,010)	57.37
Vested	(373,522)	47.33	—	—
Forfeited	(41,807)	49.08	—	—

Outstanding at April 30, 2011	1,157,266	$49.39	125,360	$77.53

Weighted-Average grant date fair values of the Equity

	Restricted/
	Deferred	Weighted-		Weighted-
	Shares and	Average		Average
	Deferred	Grant Date	Performance	Grant Date
	Stock Units	Fair Value	Units	Fair Value

2011	303,863	$58.32	125,360	$77.53
2010	504,580	44.63	190,010	57.37
2009	570,359	42.29	114,440	43.44